18. Authorizations payable	12 Months Ended
Dec. 31, 2018
Authorizations Payable
Authorizations payable

As at December 31, 2018, the Company and its subsidiary had the following commitments to ANATEL:

	2018	2017

Renewal of authorizations (i)	300.253	262.513
700 MHz frequency band cleaning, net of AVP (ii)	-	141.659
Updated ANATEL Debt (ii)	113.547	98.451
Guarantee insurance on authorizations	-	4.077
	413.800	506.700
Current portion	(65.464)	(233.173)
Non-current portion	348.336	273.527

(i) In order to provide SMP services, the subsidiary obtained radio frequency authorizations for a fixed period, renewable for a further 15 years. The extension of the right of use includes the payment of 2% of the net revenue recorded in the regions covered by the authorization that ends every two years. As at December 31, 2018, the subsidiary had balance due related to the renewal of authorizations in the amount of R$300,253 (R$262,513 as at December 31, 2017).

(ii) On December 05, 2014 the subsidiary signed an Authorization Instrument for the 700 MHz band and paid an amount equivalent to R$1,678 million, recording the remaining balance of R$61 million as financial liability, according to the payment method provided for in the call notice. Due to the absence of bids for some lots in the Call Notice for the 700 MHZ band, the subsidiary, along with other bidders, had to bear a proportion of the costs of these lots. Thus, the EAD was organized, with respect to which the total commitment assumed by the subsidiary was R$1,199 million. This amount was paid in four installments adjusted by the IGP-DI (Note 14.g).

As at June 30, 2015, the subsidiary filed a lawsuit challenging a surplus charge of R$61 million (R$150 million as at December 31, 2018), which is still pending trial.

On February 15, 2016, the subsidiary entered into Amendments to the Authorization Instruments for the 700 MHz band in order to postpone the date of payment of the 2nd installment of 30% to the EAD. Accordingly, on January 31, 2017, the entity received from the subsidiary the amount of R$859 million, corresponding to 60%, regarding the installments for the years 2016 and 2017. The fourth and last installment of 10% was paid to EAD on January 31, 2018, in the amount of R$142.9 million.

The authorizations held on a primary basis by TIM S.A. on December 31, 2018, as well as their maturity dates, are detailed below:

Maturity date
Authorization instruments	450 MHz	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1,800 MHz	1,900 MHz and 2,100 MHz (3G)	2,500 MHz V1 Band (4G)	2,500 MHz (P** Band (4G)	700 MHz (4G)
Amapá, Roraima, Pará, Amazonas and Maranhão	-	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR92 (PA) – February, 2024*	December, 2029
Rio de Janeiro and Espírito Santo	October, 2027	March, 2031*	ES - April, 2023	April, 2023	October, 2027	Part of AR21 (RJ) – February, 2024*	December, 2029
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except the municipality of Pelotas and region) and the municipalities of Londrina and Tamarana, in Paraná	PR - October, 2027	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR61 (DF) – February, 2024*	December, 2029
São Paulo	-	March, 2031*	Countryside - April, 2023	April, 2023	October, 2027	-	December, 2029
Paraná (except the municipalities of Londrina and Tamarana)	October, 2027	September, 2022*	April, 2023	April, 2023	October, 2027	AR 41, except Curitiba and Metropolitan Region - February, 2024* AR41, Curitiba and Metropolitan Region -July, 2031	December, 2029
Santa Catarina	October, 2027	September, 2023*	April, 2023	April, 2023	October, 2027	-	December, 2029
Municipality and region of Pelotas, in the State of Rio Grande do Sul	-	April, 2024*	-	April, 2023	October, 2027	-	December, 2029
Pernambuco	-	May, 2024*	-	April, 2023	October, 2027	Part of AR81-July, 2031	December, 2029
Ceará	-	November, 2023*	-	April, 2023	October, 2027	-	December, 2029
Paraíba	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Rio Grande do Norte	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Alagoas	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Piauí	-	March, 2024*	-	April, 2023	October, 2027	-	December, 2029
Minas Gerais (except the municipalities of the PGO sector 3 for 3G the radio frequencies and others)	-	April, 2028*	April, 2023	April, 2023	October, 2027	Part of AR31 - February, 2030*	December, 2029
Bahia and Sergipe	-	August, 2027*	-	April, 2023	October, 2027	-	December, 2029

*Agreements already renewed for 15 years, and therefore TIM is not entitled to a further renewal period.

** Only complementary areas in some specific States.